Annual Total Returns (Vanguard International Value Fund - Investor Shares Participant) (Vanguard International Value Fund, Vanguard International Value Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Annual Total Return
2013	22.15%
2012	20.18%
2011	(14.58%)
2010	7.31%
2009	33.77%
2008	(41.74%)
2007	12.66%
2006	27.37%
2005	17.96%
2004	19.77%